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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08529

                                 Memorial Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             6550 Directors Parkway
                                Abilene, TX 79606
--------------------------------------------------------------------------------
           (Address of principal executive offices)      (Zip code)

                        Carl Clayton Peterson, President
                             6550 Directors Parkway
                                Abilene, TX 79606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 888-263-5593

Date of fiscal year end: 12/31/2004

Date of reporting period: 06/30/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SHAREHOLDER REPORT

                               [GRAPHIC OMITEED]



                                 MEMORIAL FUNDS

                                   ----------

                              GOVERNMENT BOND FUND

                               GROWTH EQUITY FUND

                                VALUE EQUITY FUND








                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2004

                                TABLE OF CONTENTS

                                                                    Page


INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA ....................  2

FINANCIAL STATEMENTS OF THE MEMORIAL FUNDS
Schedule of Investments:
     Government Bond Fund ...........................................  8
     Growth Equity Fund .............................................  9
     Value Equity Fund .............................................. 11
Statements of Assets and Liabilities ................................ 13
Statements of Operations ............................................ 14
Statements of Changes in Net Assets ................................. 15
Financial Highlights ................................................ 17
Notes to Financial Statements ....................................... 20
Trustees and Officers ............................................... 25

LETTER FROM THE PRESIDENT

Dear Shareholder:

The semi-annual report for Memorial Funds covering the six month time period beginning January 1, 2004 and ending June 30, 2004 is presented here. This report includes important information on how the Memorial Government Bond Fund, the Memorial Growth Equity Fund and the Memorial Value Equity Fund were managed during the reporting period. Also, a discussion of each Fund's performance is made.(1)

Several domestic and world concerns have impacted the bond and stock markets this year. These concerns include the presidential elections, higher oil prices, higher interest rates and our nation's war on terrorism. Despite these concerns, the economy continues to show signs of improvement in the gross domestic product and in employment while inflation continues to be subdued.

In the first half of the year, corporate earnings have been generally higher than forecasts. Jobs creation has significantly improved over the first half of the year as well. However, as the price of oil continues upward and as interest rates begin to increase, corporate earnings and employment prospects could face some downward pressure the remainder of the year. If employment increases too quickly this could add pressure to corporate profitability as costs increase through wages and benefits. Additionally, the fiscal stimulus package that individuals and corporations have been enjoying is beginning to wane. Higher interest rates have begun. The Federal Reserve increased the federal funds rate on the last day of June. The movement by the Federal Reserve to raise short term interest rates can be seen as a movement toward a more neutral position with inflation. A higher federal funds rate also gives the Federal Reserve room to stimulate the economy if a domestic catastrophe occurs in our nation's fight against terrorism.

Memorial Funds continues to monitor the country's economic activity and is utilizing its various fund investment styles to take advantage of market fluctuations. Even though the financial markets may appear challenging in recent months, we believe the economy will continue its growth throughout the second half of the year and into 2005. As mentioned earlier, the management styles and performance of the Funds will be discussed along with each Fund's performance on the pages following this letter.

Thank you for your confidence and trust in Memorial Funds. Our pledge is to provide you with a fund family that you can be proud to own as we strive to help you achieve your investment goals.

Sincerely,


/S/ Carl C. Peterson
--------------------
Carl C. Peterson

President


-----------
(1)Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

This letter is intended for the Memorial Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund Prospectus.


                                        1                         Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA
JUNE 30, 2004
--------------------------------------------------------------------------------

MEMORIAL GOVERNMENT BOND FUND
A DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM?

For the six month period ended June 30, 2004, the Fund had a total return of -0.06% . The Lehman Brothers U.S. Government Intermediate Bond Index, the Fund's benchmark, had a total return of -0.15% for the same period. The Fund's net asset value as of June 30, 2004 is $10.25 versus $10.40 at December 31, 2003.

The Fund's positioning in mortgage-backed securities along with the Fund's shorter maturity time frame contributed to the Fund outperforming its index during the period with higher interest rates prevailing during the period. Higher interest rates have been precipitated by the Federal Reserve's move to increase short-term rates to a more neutral position relative to inflation and its outlook for the coming periods.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund's goal is to seek a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. Under normal circumstances, at least 80 percent of the Fund's portfolio holdings will be fixed and variable rate U.S. Government securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to thirty years.

The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain the portfolio's duration, a measure of sensitivity to changes in interest rates, between 75 percent and 125 percent of the duration of the Lehman Brothers U.S. Government Intermediate Bond Index. If we expect interest rates to rise we may reduce the duration of the portfolio by purchasing securities that generate increased cash flow. These cash flows will be reinvested at the prevailing higher interest rates. If interest rates are expected to fall or the demand for high quality government securities increases, we may extend the duration of the Fund to take advantage of opportunities to maintain the Fund's cash flow characteristics and to take advantage of the opportunities for capital appreciation.

WHAT INFLUENCED THE FUND'S PERFORMANCE?

The second quarter of 2004 saw the U.S. Government bond market suffer the largest quarterly loss in a decade. Intermediate yields for U.S. Treasury notes rose from 1.82% to 2.68% for the 2 year note, 2.3% to 3.1% for the 3 year note and 3.2% to 3.8% for the 5 year note during the six month period ended June 30, 2004. The increase in rates came as the economy began showing signs of recovery with increases in employment and the increased indications of coming inflation. While longer-duration indices saw losses of more than 5.2% during the last three months, the intermediate-duration indices suffered losses of only 2.3% . For the high quality sector, asset-backed and mortgage-backed securities in the portfolio outperformed due to their lower duration and higher cash flow characteristics.


                                        2                         Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

During the period, the continued strength of the economy and the increases in the jobs market have given rise to fears of inflation. However, the Federal Reserve has been signaling to the financial markets its intentions to keep inflation under control through a series of short term rate hikes. These rate hikes began on June 30, 2004 with a quarter of a percent increase in the federal funds rate from 1.00% to 1.25% . The indications are that these rate increases will continue to move toward a neutral position with inflation. For the federal funds rate, there is a high probability of interest rates increasing from the low of 1% to 2% by year end. Therefore, the potential for a fixed income portfolio to suffer declining market values is real.

WHAT IS THE FUND'S CURRENT STRATEGY?

With the prospects for interest rates to continue a gradual upward bias for intermediate Treasury yields, the Fund continues to be underweight in U.S. Treasuries. The utilization of mortgage-backed securities will continue to act as a defensive play during rising rates. An overweighting of this asset class is expected to continue. Additionally, high coupon securities should continue to be added as we prefer high cash flow and high quality investments. The portfolio's duration is anticipated to remain slightly under that of the benchmark index; however, a move to a more neutral duration position should develop.


                                        3                         Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

MEMORIAL GROWTH EQUITY FUND
A DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM?

For the six month period ended June 30, 2004, the Fund had a total return of -0.27% . The S&P 500 Index and the Russell 1000 Growth Index, the Fund's two benchmarks, had total returns of 3.4% and 2.7%, respectively, for the same period. The Fund's net asset value as of June 30, 2004 is $7.38 versus $7.40 at December 31, 2003.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund's goal is to obtain long-term capital appreciation. The Fund uses a "growth investing" style by investing under normal circumstances at least 80 percent of its assets in common stock of domestic companies believed to have superior growth potential and fundamental characteristics that are significantly better than the market average and which support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Growth stocks are broadly defined as companies who have a price-to-earnings ratio and a price-to-book ratio greater than the relative market average with dividends tending to be lower than the relative market average. Also, growth stocks tend to have a beta greater than 1.0.

WHAT INFLUENCED THE FUND'S PERFORMANCE?

Impacting the equity markets for the period were concerns over the prolonged war efforts against terrorism, the expectation of higher interest rates, the higher cost of oil and the waning effects of the federal tax stimulus package. The S&P 500 Index experienced an interim period high to low loss of 6.8%, recovering in the last half of the second quarter to generate a 1.7% return for the second quarter. This quarterly increase marked the fifth consecutive quarter of positive returns.

During the second quarter, large cap growth stocks outperformed value stocks and for the first time in several quarters outperformed small cap stocks. Internet and Internet service stocks as well as wireless service stocks were the best performing sectors of the S&P 500 Index during the period while mining, media and semi-conductor stocks were the worst performers.

The Fund's under-performance when compared to the S&P 500 Index was impacted in April as technology stocks experienced a greater decline relative to the index as a whole. During the period, a movement toward higher quality securities allowed the portfolio to outperform the index in May and June. Also, being underweight in the energy sector compared to the index caused the Fund to under-perform as the energy sector was a major contributor to the index's performance.

The Fund's under-performance versus the Russell 1000 Growth Index was primarily due to an underweight position in interest-rate sensitive securities in April which reacted to the much stronger than anticipated March employment numbers. Like the S&P 500 Index, the portfolio outperformed the Russell 1000 Growth Index due to a market rotation into higher quality securities which the Fund holds.


                                        4                         Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

Additionally, strong contributions from the consumer staples and materials sectors were offset by the weak performance of the Fund's health care holdings, primarily Bar Laboratories. Some of the Fund's better performers during the period were Ebay, Whole Foods Markets, Stryker, Microchip Technology and Marriott Hotels with Barr Pharmaceuticals, EMC, Valeant Pharmaceuticals, Jabil Circuit and Applied Materials being some of the Fund's worst performers.

WHAT IS THE FUND'S STRATEGY?

With the uncertainty of the presidential elections and the outlook for lower corporate earnings due to higher oil prices, interest rates and employment costs, the Fund will continue to concentrate on high quality securities with broad diversification and which exhibit good fundamentals. A rotation from lower quality securities to the higher quality securities is expected. The Fund is positioned to benefit over the long-term as the economy continues its growth and inflation stays in check.


                                        5                         Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

MEMORIAL VALUE EQUITY FUND
A DISCUSSION OF FUND PERFORMANCE

HOW DID THE FUND PERFORM?

For the six month period ended June 30, 2004, the Fund had a total return of 5.73% . The S&P 500/Barra Value Index, the Fund's benchmark, had a total return of 4.2% for the same period and the S&P 500 Index had a total return of 3.4% for the same period. The Fund's net asset value as of June 30, 2004 is $12.45 versus $11.84 at December 31, 2003.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund's goal is to obtain long-term capital appreciation while generating a better than market return as defined as "the return of the S&P 500 Index." The Fund uses a "value investing" style by investing under normal circumstances at least 80 percent of its assets in common stock of domestic companies believed to be under-priced relative to comparable securities determined by price-to-earnings ratios, cash flows or other measures. The Fund's adviser relies on a reversion-to-mean approach on stock selection in order to achieve its results, rather than trying to time market fluctuations. The adviser limits the pool of stocks to consider for purchase to only those equities in the S&P 500 Index. In selecting stocks, the Fund's Adviser establishes valuation parameters by using relative ratios or target prices to evaluate companies on several levels. The Fund seeks to maintain a minimum average weighted market capitalization of $5 billion.

Value stocks are broadly defined as companies who have a price-to-earnings ratio and a price-to-book ratio less than the relative market average with dividends tending to be higher than the relative market average. Also, value stocks tend to have a beta of less than 1.0.

WHAT INFLUENCED THE FUND'S PERFORMANCE?

Impacting the equity markets for the period were concerns over the prolonged war efforts against terrorism, the expectation of higher interest rates, the higher cost of oil and the waning effects of the federal tax stimulus package. The S&P 500/Barra Value index experienced an interim period high to low loss of 8.5% . The index generated 3.3% of its period returns in the first quarter while scratching out a 0.8% return in the second quarter. The S&P 500 Index experienced an interim period high to low loss of 6.8% recovering in the last half of the second quarter to generate a 1.7% return for the second quarter. This quarterly increase for the S&P 500 Index marked the fifth consecutive quarter of positive returns.

During the second quarter, large cap growth stocks outperformed value stocks and for the first time in several quarters outperformed the small cap stocks. Internet and Internet service stocks as well as wireless service stocks were the best performing sectors of the S&P 500 Index during the period while mining, media and semi-conductor stocks were the worst performers.

The historically low interest rate environment allowed the banking and finance sector to perform with several portfolio holdings hitting target sell prices during the period. These types of companies contributed significantly to the Fund's performance in the period. With the expectation of higher interest rates throughout the year, these securities were sold. Charter One, Sovereign Bancorp and BankNorth Group are securities in this sector that were sold. Additionally, higher oil prices contributed to the increase in values in the oil and gas sector allowing several Fund holdings to reach sell targets. Occidental
Petroleum, ChevronTexaco and ConocoPhillips were holdings disposed on this sector move.


                                        6                         Memorial Funds

--------------------------------------------------------------------------------
MEMORIAL FUNDS
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA (CONTINUED)
JUNE 30, 2004
--------------------------------------------------------------------------------

Of the S&P 500 Index sectors rotating into the Fund's purchase criteria, retail and manufacturing were prevalent. In the manufacturing sector, securities in the healthcare products area such as Medtronic were purchased. Other purchases included companies such as Masco Corp, Fortune Brands, Cooper Industries, Brunswick Corp and Avery Dennison. Higher interest rate fears coupled with moderate jobs growth also saw the retail sector become out of favor. Companies like Sears, Mattel, Kohl's and Family Dollar were added to the Fund's portfolio during the period.

Current portfolio holdings contributing to the Fund's performance during the period are Brunswick, Coca Cola Enterprises, Ashland, Lincoln National and Southwest Airlines. Securities holding back the Fund's performance are Sears, General Motors, Kohl's, Hewlett Packard and Family Dollar.

WHAT IS THE FUND'S STRATEGY?

With the uncertainty of the presidential elections and the outlook for lower corporate earnings due to higher oil prices, interest rates and employment costs, the Fund will continue to concentrate on large name brand corporations with broad product diversification and which exhibit good fundamentals. The Fund's adviser will use the market's volatility to identify those securities that become under-valued and are poised to be the next performers in the market. The Fund should benefit over the long-term as the economy continues its growth and inflation stays in check.


                                        7                         Memorial Funds

--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

    FACE
   AMOUNT/                    SECURITY
   SHARES                    DESCRIPTION                               VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.25%
     329,604   Vendee Mortgage Trust,
               Series 1999-3, 6.50%, 5/15/2006                     $    338,048
     600,000   Vendee Mortgage Trust,
               Series 2002-3, 6.00%, 4/15/2027                          622,733
                                                                   ------------
Total Collateralized Mortgage Obligations
(cost $975,400)                                                         960,781
                                                                   ------------

CORPORATE BONDS - 1.14%
     458,000   Rowan Cos., Inc., 5.88%, 3/15/2012                       484,912
                                                                   ------------
Total Corporate Bonds (cost $496,089)                                   484,912
                                                                   ------------

GOVERNMENT AGENCY BONDS & NOTES - 25.47%
     750,000   FHLB, 2.05%, 12/18/2007                                  734,564
   1,000,000   FHLB, 2.625%, 7/15/2008                                  952,252
   3,100,000   FHLMC, 3.50%, 9/15/2007                                3,091,180
   3,300,000   FNMA, 4.25%, 7/15/2007                                 3,360,868
   2,500,000   FNMA, 6.375%, 6/15/2009                                2,734,650
                                                                   ------------
Total Government Agency Bonds & Notes
(cost $10,943,840)                                                   10,873,514
                                                                   ------------

MORTGAGE BACKED SECURITIES - 40.07%
   1,714,028   FHLMC, Series H007-A2, 2.491%,
               2/15/2008                                              1,695,417
      33,546   FHLMC, Series T-22, 7.12%,
               10/25/2027                                                33,760
   1,395,000   FHLMC-GNMA,Series 15-L, 7.00%,
               7/25/2023                                              1,478,573
   1,100,000   FNMA, Pool 386008, 4.52%, 4/1/2013                     1,105,283
   1,356,794   FNMA, Pool 545759, 6.50%, 7/1/2032                     1,413,763
     637,209   FNMA, Pool 754289, 6.00%, 11/1/2033                      651,283
     317,026   FNMA, Series 1990-6, 9.00%, 1/25/2020                    346,604
     951,824   FNMA, Series 1994-17, 6.00%, 2/25/2009                   990,679
     433,184   GNMA, Pool 476998, 6.50%, 7/15/2029                      453,480
     450,000   GNMA, Series 1999-14, 6.00%, 3/20/2014                   463,936
      88,848   GNMA, Series 2001-43, 5.50%, 7/20/2012                    89,064
   2,761,551   GNMA, Series 2002-91, 2.9603%,
               4/16/2018                                              2,738,076
   1,527,873   GNMA, Series 2003-22, 2.75%, 6/16/2021                 1,499,482
     870,548   GNMA, Series 2003-76, 4.25%, 2/20/2032                   862,937
   2,500,000   GNMA, Series 2003-81, 6.00%, 3/20/2029                 2,524,652
     770,323   GNMA, Series 2003-98, 4.00%, 2/20/2029                   758,639
                                                                   ------------
Total Mortgage Backed Securities (cost $17,272,634)                  17,105,628
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 25.26%
   1,675,000   6.25%, 2/15/2007                                       1,810,047
   3,000,000   6.125%, 8/15/2007 #                                    3,254,649
   2,000,000   3.00%, 11/15/2007                                      1,981,094
   2,000,000   4.75%, 11/15/2008                                      2,088,750
   1,500,000   6.00%, 8/15/2009                                       1,648,301
                                                                   ------------
Total U.S. Treasury Obligations (cost $10,823,602)                   10,782,841
                                                                   ------------

SHORT TERM INVESTMENTS - 7.33%
   2,000,000   Merrimac Treasury Plus Series
               Money Market Fund, 0.46% (a)                           2,000,000
   1,127,855   TA IDEX Transamerica Money
               Market Fund                                            1,127,855
                                                                   ------------
               Total Short Term Investments (cost $3,127,855)         3,127,855
                                                                   ------------

               Total Investments (cost $43,639,420) - 101.52%       $ 43,335,531
                                                                   ------------
               Liabilities in excess of Other Assets - (1.52)%         (650,253)
                                                                   ------------

               TOTAL NET ASSETS - 100%                             $ 42,685,278
                                                                   ============


 #  Part or all of this investment is on loan

(a) Variable rate security, the coupon rate shown represents the rate at June 30, 2004


    The accompanying notes are an integral part of the financial statements


                                        8                         Memorial Funds

--------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                              SECURITY
   SHARES                    DESCRIPTION                               VALUE
--------------------------------------------------------------------------------

COMMON STOCK - 96.97%

ADVERTISING - 0.69%
       1,775  Getty Images, Inc. * #                               $    106,500
                                                                   ------------

AGRICULTURE - 1.55%
       6,275  Monsanto Co.                                              241,588
                                                                   ------------

AUTO PARTS & EQUIPMENT - 1.14%
       9,000  Dana Corp.                                                176,400
                                                                   ------------

BANKS - 2.13%
       3,800  Investors Financial Services Corp.                        165,604
       4,200  UCBH Holdings, Inc. #                                     165,984
                                                                   ------------
                                                                        331,588
                                                                   ------------

BIOTECHNOLOGY - 2.65%
       4,850  Amgen, Inc. *                                             264,664
       3,100  Genzyme Corp. *                                           146,723
                                                                   ------------
                                                                        411,387
                                                                   ------------

CHEMICALS - 0.52%
       3,350  Airgas, Inc.                                               80,099
                                                                   ------------

COMMERCIAL SERVICES - 0.51%
         900  Apollo Group, Inc. *                                       79,461
                                                                   ------------

COMPUTER SOFTWARE & SERVICES - 7.46%
       5,265  Cognos, Inc. *                                            190,382
       1,825  eBay, Inc. *                                              167,809
       4,100  Fiserv, Inc. *                                            159,449
      18,900  Microsoft Corp.                                           539,784
       2,325  Symantec Corp. *                                          101,788
                                                                   ------------
                                                                      1,159,212
                                                                   ------------

COMPUTERS - 1.84%
      13,550  Hewlett-Packard Co.                                       285,905
                                                                   ------------

COSMETICS & TOILETRIES - 3.70%
       3,600  Avon Products, Inc. #                                     166,104
       7,500  Procter & Gamble Co.                                      408,300
                                                                   ------------
                                                                        574,404
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 6.29%
      10,050  Citigroup, Inc.                                           467,325
      11,325  MBNA Corp. #                                              292,072
       4,025  Merrill Lynch & Co., Inc.                                 217,269
                                                                   ------------
                                                                        976,666
                                                                   ------------

ELECTRONICS & ELECTRICAL EQUIPMENT - 6.18%
       9,800  Agilent Technologies, Inc. *                              286,944
       4,825  Emerson Electric Co.                                      306,629
       3,900  Fisher Scientific International * #                       225,225
       5,600  Jabil Circuit, Inc. *                                     141,008
                                                                   ------------
                                                                        959,806
                                                                   ------------

ENTERTAINMENT & LEISURE - 1.83%
       5,500  International Game Technology                             212,300
       3,700  Marvel Enterprises, Inc. * #                               72,224
                                                                   ------------
                                                                        284,524
                                                                   ------------

ENVIRONMENTAL CONTROL - 1.90%
       5,700  Stericycle, Inc. *                                        294,918
                                                                   ------------

FOOD & BEVERAGES - 8.93%
       5,500  Coca-Cola Enterprises, Inc.                               159,445
       2,500  Cott Corp. *                                               81,000
       5,000  Dean Foods Co. *                                          186,550
       2,200  McCormick & Co., Inc.                                      74,800
       7,450  PepsiCo, Inc.                                             401,406
      10,175  Sysco Corp.                                               364,977
       1,250  Whole Foods Market, Inc.                                  119,313
                                                                   ------------
                                                                      1,387,491
                                                                   ------------

HEALTHCARE-PRODUCTS - 6.06%
       9,510  Johnson & Johnson                                         529,707
       7,500  Stryker Corp.                                             412,500
                                                                   ------------
                                                                        942,207
                                                                   ------------

    The accompanying notes are an integral part of the financial statements

                                        9                         Memorial Funds

--------------------------------------------------------------------------------
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                              SECURITY
   SHARES                    DESCRIPTION                               VALUE
--------------------------------------------------------------------------------

HEALTHCARE-SERVICES - 0.51%
       1,400  C.R. Bard, Inc.                                      $     79,310
                                                                   ------------

INSURANCE - 2.74%
       5,975  American International Group, Inc.                        425,898
                                                                   ------------

LODGING - 1.33%
       4,150  Marriott International, Inc.                              207,002
                                                                   ------------

MISCELLANEOUS MANUFACTURING - 6.29%
       3,840  3M Co.                                                    345,638
      14,220  General Electric Co.                                      460,728
       3,300  Danaher Corp.                                             171,105
                                                                   ------------
                                                                        977,471
                                                                   ------------

MULTIMEDIA - 4.78%
      13,500  Time Warner, Inc. *                                       237,330
       7,975  Univision Communications, Inc. *                          254,642
       7,025  Viacom, Inc.                                              250,933
                                                                   ------------
                                                                        742,905
                                                                   ------------

OIL & GAS - 3.77%
      13,175  Exxon Mobil Corp.                                         585,102
                                                                   ------------

PHARMACEUTICALS - 6.42%
       4,762  Barr Pharmaceuticals, Inc. *                              160,479
      14,900  Pfizer, Inc.                                              510,772
       3,975  Teva Pharmaceutical Industries, Ltd. ADR                  267,478
       2,950  Valeant Pharmaceuticals International                      59,000
                                                                   ------------
                                                                        997,729
                                                                   ------------

RETAIL - 7.81%
       3,700  Costco Wholesale Corp.                                    151,959
       5,700  CVS Corp.                                                 239,514
       6,625  Home Depot, Inc.                                          233,200
       3,500  The Cheesecake Factory *                                  139,265
       8,525  Wal-Mart Stores, Inc.                                     449,779
                                                                   ------------
                                                                      1,213,717
                                                                   ------------

SEMICONDUCTORS - 3.78%
       8,525  Intel Corp.                                               235,290
       3,900  Linear Technology Corp.                                   153,933
       6,275  Microchip Technology, Inc.                                197,913
                                                                   ------------
                                                                        587,136
                                                                   ------------

TELECOMMUNICATIONS - 4.61%
      22,625  Cisco Systems, Inc. *                                     536,213
       8,000  Polycom, Inc. *                                           179,280
                                                                   ------------
                                                                        715,493
                                                                   ------------

TRANSPORT-SERVICES - 1.55%
       3,200  United Parcel Service, Inc. Class B                       240,544
                                                                   ------------
Total Common Stock (cost $14,401,977)                                15,064,463
                                                                   ------------

SHORT TERM INVESTMENTS - 3.79%
     589,656  Merrimac Treasury Plus Series
              Fund, 0.46% (a)                                           589,656
                                                                   ------------
Total Short Term Investments (cost $589,656)                            589,656
                                                                   ------------

Total Investments (cost $14,991,633) - 100.76%                     $ 15,654,119
                                                                   ------------
Liabilities in excess of Other Assets, Net - (0.76)%                   (118,359)
                                                                   ------------

TOTAL NET ASSETS - 100%                                            $ 15,535,760
                                                                   ============


 *  Non-income producing investment
 #  Part or all of this investment is on loan
(a) Variable rate security, the coupon rate shown represents the rate at June 30, 2004
ADR - American Depository Receipts

    The accompanying notes are an integral part of the financial statements


                                       10                         Memorial Funds

--------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                              SECURITY
   SHARES                    DESCRIPTION                               VALUE
--------------------------------------------------------------------------------

COMMON STOCK - 97.68%

AEROSPACE & DEFENSE - 3.78%
       2,159  Lockheed Martin Corp.                                $    112,441
       1,132  United Technologies Corp.                                 103,555
                                                                   ------------
                                                                        215,996
                                                                   ------------

AGRICULTURE - 1.58%
       1,800  Altria Group, Inc.                                         90,090
                                                                   ------------

AIRLINES - 1.95%
       6,649  Southwest Airlines Co.                                    111,504
                                                                   ------------

APPAREL - 4.30%
       2,694  Liz Claiborne, Inc.                                        96,930
       1,429  Reebok International, Ltd.                                 51,415
       2,000  VF Corp.                                                   97,400
                                                                   ------------
                                                                        245,745
                                                                   ------------

AUTO PARTS & EQUIPMENT - 1.76%
       9,432  Delphi Corp.                                              100,734
                                                                   ------------

AUTOMOBILE MANUFACTURERS - 3.36%
       6,271  Ford Motor Co.                                             98,141
       2,019  General Motors Corp.                                       94,065
                                                                   ------------
                                                                        192,206
                                                                   ------------

BANKS - 2.71%
       1,300  Bank of America Corp.                                     110,006
       1,500  Keycorp                                                    44,835
                                                                   ------------
                                                                        154,841
                                                                   ------------

BIOTECHNOLOGY - 1.55%
       1,628  Amgen, Inc. *                                             88,840
                                                                   ------------

BUILDING MATERIALS - 1.90%
       3,491  Masco Corp.                                               108,849
                                                                   ------------

CHEMICALS - 3.43%
       1,800  Ashland, Inc.                                              95,058
       1,613  PPG Industries, Inc.                                      100,796
                                                                   ------------
                                                                        195,854
                                                                   ------------

COMMERCIAL SERVICES - 1.83%
       2,409  Deluxe Corp.                                              104,792
                                                                   ------------

COMPUTER SOFTWARE & SERVICES - 1.44%
       2,137  Intuit, Inc. *                                             82,445
                                                                   ------------

COMPUTERS - 1.51%
       4,106  Hewlett-Packard Co.                                        86,637
                                                                   ------------

COSMETICS - 1.74%
       1,707  Colgate-Palmolive Co.                                      99,774
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 4.90%
       2,200  Citigroup, Inc.                                           102,300
       1,300  Fannie Mae                                                 92,768
       2,200  JP Morgan Chase & Co.                                      85,294
                                                                   ------------
                                                                        280,362
                                                                   ------------

ENTERTAINMENT & LEISURE - 3.74%
       2,325  Brunswick Corp.                                            94,860
       6,515  Mattel, Inc.                                              118,899
                                                                   ------------
                                                                        213,759
                                                                   ------------

FOOD & BEVERAGE - 5.50%
       4,035  Coca-Cola Enterprises, Inc.                               116,975
       2,077  General Mills, Inc.                                        98,720
       4,299  Sara Lee Corp.                                             98,834
                                                                   ------------
                                                                        314,529
                                                                   ------------

HEALTHCARE-PRODUCTS - 1.70%
       1,994  Medtronic, Inc.                                            97,148
                                                                   ------------


    The accompanying notes are an integral part of the financial statements


                                       11                         Memorial Funds

--------------------------------------------------------------------------------
VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                              SECURITY
   SHARES                    DESCRIPTION                               VALUE
--------------------------------------------------------------------------------

HEALTHCARE-SERVICES - 4.58%
       2,000  HCA, Inc.                                            $     83,180
       5,283  Humana, Inc. *                                             89,283
         800  WellPoint Health Networks *                                89,608
                                                                   ------------
                                                                        262,071
                                                                   ------------

HOME BUILDERS - 1.55%
       1,288  KB Home                                                    88,395
                                                                   ------------

HOUSEHOLD PRODUCTS/WARES - 5.08%
       1,529  Avery Dennison Corp.                                       97,871
       1,300  Fortune Brands, Inc.                                       98,059
       4,012  Newell Rubbermaid, Inc.                                    94,282
                                                                   ------------
                                                                        290,212
                                                                   ------------

INSURANCE - 6.74%
       1,493  Cigna Corp.                                               102,733
       1,500  Hartford Financial Services Group, Inc.                   103,110
       1,900  Lincoln National Corp.                                     89,775
       1,976  Marsh & McLennan Cos., Inc.                                89,671
                                                                   ------------
                                                                        385,289
                                                                   ------------

MISCELLANEOUS MANUFACTURING - 5.55%
       1,719  Cooper Industries, Ltd.                                   102,126
       4,262  Eastman Kodak Co.                                         114,989
       3,100  General Electric Co.                                      100,440
                                                                   ------------
                                                                        317,555
                                                                   ------------

PACKAGING & CONTAINERS - 3.65%
       3,542  Bemis Co.                                                 100,062
       4,354  Pactiv Corp. *                                            108,589
                                                                   ------------
                                                                        208,651
                                                                   ------------

PHARMACEUTICALS - 3.32%
       3,860  Bristol-Myers Squibb Co.                                   94,570
       2,000  Merck & Co., Inc.                                          95,000
                                                                   ------------
                                                                        189,570
                                                                   ------------

RETAIL - 5.36%
       3,414  Family Dollar Stores, Inc.                                103,854
       2,687  Kohl's Corp. *                                            113,606
       2,363  Sears Roebuck & Co.                                        89,227
                                                                   ------------
                                                                        306,687
                                                                   ------------

SAVINGS & LOANS - 1.42%
       2,100  Washington Mutual, Inc.                                    81,144
                                                                   ------------

TELECOMMUNICATIONS - 3.28%
       5,197  Sprint Corp. - FON Group                                   91,467
       2,659  Verizon Communications, Inc.                               96,229
                                                                   ------------
                                                                        187,696
                                                                   ------------

TRANSPORTATION - 3.45%
       2,600  Burlington Northern Santa Fe Corp.                         91,182
       3,234  CSX Corp.                                                 105,978
                                                                   ------------
                                                                        197,160
                                                                   ------------

UTILITIES - 5.02%
       1,567  Dominion Resources, Inc.                                   98,846
       2,600  FirstEnergy Corp.                                          97,266
       4,400  NiSource, Inc.                                             90,728
                                                                   ------------
                                                                        286,840
                                                                   ------------
Total Common Stock (cost $4,980,819)                                  5,585,375
                                                                   ------------

SHORT TERM INVESTMENTS - 1.94%
     110,798  Merrimac Treasury Plus Series
              Fund, 0.46% (a)                                           110,798
                                                                   ------------
Total Short Term Investments (cost $110,798)                            110,798
                                                                   ------------
Total Investments (cost $5,091,617) - 99.62%                       $  5,696,174
                                                                   ------------
Other Assets in excess of Liabilities, Net - 0.38%                       21,623
                                                                   ------------
TOTAL NET ASSETS - 100%                                            $  5,717,797
                                                                   ============

 *  Non-income producing investment

(a) Variable rate security, the coupon rate shown represents the rate at June 30, 2004

    The accompanying notes are an integral part of the financial statements


                                       12                         Memorial Funds

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                  GOVERNMENT         GROWTH             VALUE
                                                                                   BOND FUND       EQUITY FUND       EQUITY FUND
                                                                                 ------------      ------------      ------------
ASSETS:
   Investments in securities at market value (cost
       $43,639,420, $14,991,633 and $5,091,617, respectively)                    $ 43,335,531      $ 15,654,119      $  5,696,174
   Cash                                                                                 3,612                --                --
   Collateral for securities loaned (Note 6)                                        3,390,000         1,809,950                --
   Receivables:
       Dividends and interest                                                         358,265             8,886             8,468
       Fund shares sold                                                                    --           155,901                --
       Due from Adviser                                                                 3,131             2,753                --
   Prepaid expenses                                                                    23,037            19,876            19,697
                                                                                 ------------      ------------      ------------
Total assets                                                                       47,113,576        17,651,485         5,724,339
                                                                                 ------------      ------------      ------------
LIABILITIES:
   Payables for:
       Collateral for securities loaned (Note 6)                                    3,390,000         1,809,950                --
       Investment securities purchased                                                989,460           291,049                --
       Distribution payable                                                            22,609                --             2,138
       Administrator fees (Accounting, Distribution, Transfer Agent)                    9,651             3,487             1,269
       12b-1 Distribution fees                                                          8,575             3,071             1,096
       Due to Adviser                                                                   6,952             3,778                --
       Other accrued expenses                                                           1,051             4,390             2,039
                                                                                 ------------      ------------      ------------
Total liabilities                                                                   4,428,298         2,115,725             6,542
                                                                                 ------------      ------------      ------------
NET ASSETS                                                                       $ 42,685,278      $ 15,535,760      $  5,717,797
                                                                                 ============      ============      ============

Net Assets consist of:
                 Additional paid-in capital                                      $ 43,443,136      $ 19,812,031      $  6,429,584
                 Undistributed net investment loss                                     (5,424)          (20,518)             (610)
                 Accumulated net realized gain/(loss) on investments                 (448,545)       (4,918,239)       (1,315,734)
                 Net unrealized appreciation/(depreciation) on investments           (303,889)          662,486           604,557
                                                                                 ------------      ------------      ------------
Total Net Assets                                                                 $ 42,685,278      $ 15,535,760      $  5,717,797
                                                                                 ============      ============      ============
Shares of Beneficial Interest (Unlimited number of shares authorized with
  no par value)                                                                     4,163,203         2,105,291           459,286
                                                                                 ------------      ------------      ------------
Net Asset Value, offering and redemption price per share                         $      10.25      $       7.38      $      12.45
                                                                                 ============      ============      ============
Market value of securities on loan (Note 6)                                      $  3,314,398      $  1,748,750      $         --
                                                                                 ------------      ------------      ------------

     The accompanying notes are an integral part of the financial statements


                                       13                         Memorial Funds

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                           GOVERNMENT         GROWTH            VALUE
                                                                            BOND FUND       EQUITY FUND       EQUITY FUND
                                                                          ------------     -------------     -------------
INVESTMENT INCOME:
   Interest                                                                $ 511,878         $   1,623         $     221
   Securities lending income                                                   1,307               466                84
   Dividends                                                                      --            69,321            54,780
                                                                           ---------         ---------         ---------
Total investment income                                                      513,185            71,410            55,085
                                                                           ---------         ---------         ---------

EXPENSES:
   Investment Advisory fees (Note 3)                                          48,957            36,079            11,880
   Shareholder Servicing fees (Note 3)                                         8,333             5,588             1,742
   12B-1 Distribution fees (Note 3)                                           26,499            12,356             4,168
   Administration fees (Note 3)                                               50,420            27,826             9,007
   Legal fees                                                                 21,134            12,134             3,474
   Audit fees                                                                  8,476             4,766             1,926
   Custody fees                                                                  976             5,643             3,511
   Trustee fees                                                                5,648             3,487             1,164
   Registration & filing fees                                                  8,665             9,866             1,333
   Report printing & mailing fees                                                970             1,034               335
   Insurance fees                                                              4,490             2,460               742
   Pricing fees                                                                1,997             1,500             1,036
   Miscellaneous                                                               8,981             6,459             2,104
                                                                           ---------         ---------         ---------
Total expenses before fee waivers & reimbursements                           195,546           129,198            42,422
   Waivers & reimbursements by Adviser (Note 4)                               52,364            37,270            14,963
                                                                           ---------         ---------         ---------
Total expenses, net                                                          143,182            91,928            27,459
                                                                           ---------         ---------         ---------
Net Investment Income/(Loss)                                                 370,003           (20,518)           27,626
                                                                           ---------         ---------         ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments                                   (41,818)          (27,634)          305,326
   Change in unrealized appreciation/(depreciation) on investments          (370,029)            5,593           (58,125)
                                                                           ---------         ---------         ---------
Net realized and unrealized gain/(loss) on investments                      (411,847)          (22,041)          247,201
                                                                           ---------         ---------         ---------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $ (41,844)        $ (42,559)        $ 274,827
                                                                           =========         =========         =========

     The accompanying notes are an integral part of the financial statements


                                       14                         Memorial Funds

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                          GOVERNMENT          GROWTH              VALUE
                                                                           BOND FUND        EQUITY FUND         EQUITY FUND
                                                                         ------------       ------------       ------------
OPERATIONS
   Net investment income/(loss)                                          $    370,003       $    (20,518)      $     27,626
   Net realized gain/(loss) on investments                                    (41,818)           (27,634)           305,326
   Change in unrealized appreciation/(depreciation) on investments           (370,029)             5,593            (58,125)
                                                                         ------------       ------------       ------------
   Net increase/(decrease) in net assets resulting from operations            (41,844)           (42,559)           274,827
                                                                         ------------       ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                     (375,427)                --            (28,236)
   Net realized capital gain                                                       --                 --                 --
                                                                         ------------       ------------       ------------
   Total dividends and distributions to shareholders                         (375,427)                --            (28,236)
                                                                         ------------       ------------       ------------

CAPITAL SHARE TRANSACTIONS
   Sale of shares - Institutional shares                                   23,503,929          2,642,843          1,529,580
   Reinvestment of distributions - Institutional shares                       229,664                 --             24,164
   Redemption of shares - Institutional shares                               (801,432)          (204,870)           (67,550)
                                                                         ------------       ------------       ------------
   Net increase from capital transactions                                  22,932,161          2,437,973          1,486,194
                                                                         ------------       ------------       ------------

TOTAL INCREASE IN NET ASSETS                                               22,514,890          2,395,414          1,732,785

NET ASSETS
   Beginning of period                                                     20,170,388         13,140,346          3,985,012
                                                                         ------------       ------------       ------------
   End of period (including undistributed net investment income of
       $0, $0, and $0, respectively)                                     $ 42,685,278       $ 15,535,760       $  5,717,797
                                                                         ============       ============       ============

CAPITAL SHARE TRANSACTIONS                                                  Shares             Shares             Shares
                                                                         ------------       ------------       ------------
   Sale of shares - Institutional shares                                    2,277,474            356,727            126,144
   Reinvestment of distributions - Institutional shares                        22,214               --                1,963
   Redemption of shares - Institutional shares                                (76,797)           (28,013)            (5,526)
                                                                         ------------       ------------       ------------
   Net increase in shares                                                   2,222,891            328,714            122,581
                                                                         ============       ============       ============

     The accompanying notes are an integral part of the financial statements


                                       15                         Memorial Funds

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                         GOVERNMENT           GROWTH              VALUE
                                                                          BOND FUND         EQUITY FUND         EQUITY FUND
                                                                        ------------        ------------        ------------
OPERATIONS
   Net investment income/(loss)                                         $    604,537        $    (10,916)       $     44,967
   Net realized gain/(loss) on investments                                    98,483            (253,441)             13,303
   Change in unrealized appreciation/(depreciation) on investments          (547,946)          2,250,521             898,882
                                                                        ------------        ------------        ------------
   Net increase in net assets resulting from operations                      155,074           1,986,164             957,152
                                                                        ------------        ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                    (616,808)             (5,841)            (47,156)
   Net realized capital gain                                                      --                  --                  --
                                                                        ------------        ------------        ------------
   Total dividends and distributions to shareholders                        (616,808)             (5,841)            (47,156)
                                                                        ------------        ------------        ------------

CAPITAL SHARE TRANSACTIONS
   Sale of shares - Institutional shares                                   2,502,458           4,047,328             424,994
   Reinvestment of distributions - Institutional shares                      178,429               4,850              30,090
   Redemption of shares - Institutional shares                              (759,113)           (666,707)            (14,000)
                                                                        ------------        ------------        ------------
   Net increase/(decrease) from capital transactions                       1,921,774           3,385,471             441,084
                                                                        ------------        ------------        ------------

TOTAL INCREASE IN NET ASSETS                                               1,460,040           5,365,794           1,351,080

NET ASSETS
   Beginning of period                                                    18,710,348           7,774,552           2,633,932
                                                                        ------------        ------------        ------------

   End of period (including undistributed net investment income of
       $0, $0, and $0, respectively)                                    $ 20,170,388        $ 13,140,346        $  3,985,012
                                                                        ============        ============        ============

CAPITAL SHARE TRANSACTIONS                                                 Shares              Shares              Shares
                                                                        ------------        ------------        ------------
   Sale of shares - Institutional shares                                     236,136             619,152              41,273
   Reinvestment of distributions - Institutional shares                       17,084                 729               2,806
   Redemption of shares - Institutional shares                               (71,520)           (104,552)             (1,511)
                                                                        ------------        ------------        ------------
   Net increase in shares                                                    181,700             515,329              42,568
                                                                        ============        ============        ============

     The accompanying notes are an integral part of the financial statements


                                       16                         Memorial Funds

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             GOVERNMENT BOND FUND
                                                                             INSTITUTIONAL SHARES
                                                 ---------------------------------------------------------------------------
                                                  FOR THE SIX     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                  MONTHS ENDED        ENDED          ENDED          ENDED          ENDED
                                                 JUNE 30, 2004     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  (UNAUDITED)         2003           2002           2001           2000
                                                 -------------    -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period                 $10.40            $10.64         $10.27         $10.09          $9.50
                                                 ----------        ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.14              0.33           0.43           0.50           0.53
   Net realized and unrealized
     gain/(loss) on investments                       (0.14)            (0.24)          0.37           0.17           0.59
                                                 ----------        ----------     ----------     ----------     ----------
Total from investment operations                         --              0.09           0.80           0.67           1.12
                                                 ----------        ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.15)            (0.33)         (0.43)         (0.49)         (0.53)
   Distributions fom net realized capital gain           --                --             --             --             --
   Return of Capital                                     --                --             --             --             --
                                                 ----------        ----------     ----------     ----------     ----------
Total distributions                                   (0.15)            (0.33)         (0.43)         (0.49)         (0.53)
                                                 ----------        ----------     ----------     ----------     ----------
Net Asset Value, End of Period                       $10.25            $10.40         $10.64         $10.27         $10.09
                                                 ==========        ==========     ==========     ==========     ==========
Total Return (a)                                    (0.06)%(b)          0.90%          7.96%          6.81%         12.12%

Ratios/Supplemental Data
   Net assets, end of period (in 000s)              $42,685           $20,170        $18,710        $17,058        $40,501
   Ratio of operating expenses to
     average net assets including
     reimbursement/waiver of fees                     1.02%(c)          1.00%          0.95%          0.86%          0.75%
   Ratio of operating expenses to
     average net assets excluding
     reimbursement/waiver of fees                     1.40%(c)          1.69%          1.71%          1.08%          0.87%
   Ratio of net investment income/(loss)
     to average net assets including
     reimbursement/waiver of fees                     1.31%(c)          3.11%          4.13%          4.93%          5.51%
   Portfolio turnover rate                              12%               82%            43%           118%            50%

------------------
(a) Total return would have been lower had certain expenses not been reduced during the period shown.

(b) Not annualized

(c) Annualized

    The accompanying notes are an integral part of the financial statements


                                       17                 Memorial Funds

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             GROWTH EQUITY FUND
                                                                            INSTITUTIONAL SHARES
                                                 ---------------------------------------------------------------------------
                                                  FOR THE SIX     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                  MONTHS ENDED        ENDED          ENDED          ENDED          ENDED
                                                 JUNE 30, 2004     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  (UNAUDITED)         2003           2002           2001           2000
                                                 -------------    -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period                  $7.40           $6.16           $7.77           $9.26         $12.50
                                                 ----------      ----------      ----------      ----------     ----------
INCOME FROM INVESTMENT
OPERATIONS
   Net investment income/loss                         (0.01)          (0.01)          (0.01)             --          (0.01)
   Net realized and unrealized
   gain/(loss) on investments                         (0.01)           1.25           (1.60)          (1.47)         (0.69)
                                                 ----------      ----------      ----------      ----------     ----------
Total from investment operations                      (0.02)           1.24           (1.61)          (1.47)         (0.70)
                                                 ----------      ----------      ----------      ----------     ----------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           (0.00)(b)          --              --             --
   Distributions fom net realized capital gain           --              --              --           (0.02)         (2.54)
   Return of Capital                                     --              --              --              --             --
                                                 ----------      ----------      ----------      ----------     ----------
Total distributions                                      --              --              --           (0.02)         (2.54)
                                                 ----------      ----------      ----------      ----------     ----------
Net Asset Value, End of Period                        $7.38           $7.40           $6.16           $7.77          $9.26
                                                 ==========      ==========      ==========      ==========     ==========
Total Return (a)                                    (0.27)%(c)       20.20%        (20.72)%        (15.82)%        (5.66)%

Ratios/Supplemental Data
   Net assets, end of period (in 000s)              $15,536         $13,140          $7,775          $9,289        $29,889
   Ratio of operating expenses to
     average net assets including
     reimbursement/waiver of fees                     1.27%(d)        1.25%           1.20%           1.11%          1.00%
   Ratio of operating expenses to
     average net assets excluding
     reimbursement/waiver of fees                     1.79%(d)        2.44%           2.64%           1.47%          1.18%
   Ratio of net investment income/(loss)
     to average net assets including
     reimbursement/waiver of fees                   (0.28)%(d)      (0.11)%         (0.18)%         (0.06)%        (0.11)%
   Portfolio turnover rate                              42%             88%             58%             52%            78%


---------------------
(a) Total return would have been lower had certain expenses not been reduced during the period shown.

(b) Distributions per share were $0.0038

(c) Not annualized

(d) Annualized

    The accompanying notes are an integral part of the financial statements


                                       18                         Memorial Funds

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             VALUE EQUITY FUND
                                                                            INSTITUTIONAL SHARES
                                                 ---------------------------------------------------------------------------
                                                  FOR THE SIX     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                  MONTHS ENDED        ENDED          ENDED          ENDED          ENDED
                                                 JUNE 30, 2004     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  (UNAUDITED)         2003           2002           2001           2000
                                                 -------------    -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period                  $11.84            $8.95         $10.26         $9.12          $8.75
                                                  ----------       ----------     ----------    ----------      ---------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.07             0.14           0.12          0.13           0.16
   Net realized and unrealized
     gain/(loss) on investments                         0.61             2.90          (1.31)         1.15           0.37
                                                  ----------       ----------     ----------    ----------      ---------
Total from investment operations                        0.68             3.04          (1.19)         1.28           0.53
                                                  ----------       ----------     ----------    ----------      ---------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.07)           (0.15)         (0.12)        (0.14)         (0.16)
   Distributions fom net realized capital gain            --               --             --            --             --
   Return of Capital                                      --               --             --            --             --
                                                  ----------       ----------     ----------    ----------      ---------
Total distributions                                    (0.07)           (0.15)         (0.12)        (0.14)         (0.16)
                                                  ----------       ----------     ----------    ----------      ---------
Net Asset Value, End of Period                        $12.45           $11.84          $8.95        $10.26          $9.12
                                                  ==========       ==========     ==========    ==========      =========
Total Return (a)                                       5.73%(b)        34.24%       (11.66)%        14.08%          6.20%

Ratios/Supplemental Data
   Net assets, end of period (in 000s)                $5,718           $3,985         $2,634        $3,210        $17,617
   Ratio of operating expenses to
     average net assets including
     reimbursement/waiver of fees                      1.16%(c)         1.25%          1.20%         1.09%          1.00%
   Ratio of operating expenses to
     average net assets excluding
     reimbursement/waiver of fees                      1.79%(c)         3.87%          5.06%         1.82%          1.18%
   Ratio of net investment income/(loss)
     to average net assets including
     reimbursement/waiver of fees                      1.16%(c)         1.44%          1.13%         1.26%          1.59%
   Portfolio turnover rate                               36%              26%            90%           45%           168%

-------------------
(a) Total return would have been lower had certain expenses not been reduced during the period shown.

(b) Not annualized

(c) Annualized

The accompanying notes are an integral part of the financial statements


                                       19                         Memorial Funds

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Memorial Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has three diversified investment portfolios (each a "Fund" and, collectively, the "Funds"). The principal investment objective of the Memorial Government Bond Fund ("Government Bond Fund") is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. The principal investment objective of the Memorial Growth Equity Fund ("Growth Equity Fund") is long-term capital appreciation. The principal investment objective of the Memorial Value Equity Fund ("Value Equity Fund") is long-term capital appreciation. The Trust's declaration of trust authorizes each Fund to issue an unlimited number of shares of beneficial interest. The dates of commencement of operations for each Fund are as follows:

       Government Bond Fund                March 30, 1998
       Growth Equity Fund                  March 30, 1998
       Value Equity Fund                   March 30, 1998


NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represents significant accounting policies of the Funds:

SECURITY VALUATION - Securities, other than short term-securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the mean of the last bid and asked price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. At June 30, 2004, no securities were valued at fair value as determined by the Board of Trustees. Securities with maturities of 60 days or less are valued at amortized cost.

REALIZED GAIN AND LOSS - Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of identified cost.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income to shareholders are declared daily and paid monthly by the Government Bond Fund. Net investment income distributions, if any for the Growth Equity Fund and the Value Equity Fund are declared and paid quarterly. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.


                                       20                         Memorial Funds

--------------------------------------------------------------------------------

JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. As the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes at December 31, 2003, the Funds have capital loss carryovers in the following amounts:

                                            AMOUNT          EXPIRATION DATE
                                          ----------        ---------------
Government Bond Fund                      $  379,598          12/31/2008
Growth Equity Fund                         2,704,374          12/31/2009
                                           1,658,405          12/31/2010
                                             471,452          12/31/2011
Value Equity Fund                          1,561,535          12/31/2008


SECURITY LOANS - The Funds may receive fees or retain a portion of interest on the securities or cash received as collateral for lending securities. A Fund also continues to receive interest or dividends on the securities loaned. Securities loaned are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Fund.

RECLASSIFICATIONS - The Funds have recorded a reclassification in the capital accounts. As of December 31, 2003, the Government Bond Fund, the Growth Equity Fund and the Value Equity Fund recorded permanent book/tax differences of $9,709, $16,757 and $1,699, respectively from net investment loss to paid-in capital. This reclassification has no impact on the net asset value of the funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser of each Fund is Parkway Advisors, L.P. (the "Adviser"). The advisory fees paid to the Adviser are 0.35% of the average daily net assets of the Government Bond Fund and 0.50% of the average daily net average daily net assets of the Growth Equity Fund and the Value Equity Fund. During the period January 1, 2004 to February 29, 2004 the Adviser agreed to cap expenses at 0.95% of the average daily net assets of the Government Bond Fund and 1.20% of the average daily net assets of the Growth Equity Fund and the Value Equity Fund. For the year ending December 31, 2004 and commencing on March 1, 2004 the limit on fund expenses increased to 1.00% of the average daily net assets of the Government Bond Fund and 1.25% of the average daily net assets of the Growth Equity Fund and the Value Equity Fund. The agreement was designed to place a maximum limit on expenses including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses. Total fees earned by the Adviser during the six months ended June 30, 2004 for the Government Bond Fund, Growth Equity Fund and Value Equity Fund were $48,957, $36,079 and $11,880, respectively. The Adviser has retained the following investment sub-advisers (each a "Sub-Adviser") for each Fund pursuant to an investment sub-advisory agreement with the Adviser:


                                       21                         Memorial Funds

--------------------------------------------------------------------------------

JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

      Government Bond Fund            Eagle Asset Management, Inc.
      Growth Equity Fund              Davis Hamilton Jackson & Associates, L.P.

Commencing September 1, 2004, the Adviser will manage the portfolio of the Government Bond Fund directly and the sub-advisory relationship with Eagle Asset Management, Inc. will be terminated.

Commencing March 1, 2004, the Adviser started management of the Value Equity Fund directly and the sub-advisory relationship with PPM America, Inc. was terminated.

Currently, the Adviser pays the Sub-Adviser of the Government Bond Fund an annual fee of 0.20% of the average daily net assets of the Fund. The Sub-Adviser for the Growth Equity Fund is currently paid an annual fee of 0.30% of the average daily net assets of each Fund.

On behalf of each Fund, the Trust has entered into a Mutual Fund Services Agreement with Citco Mutual Fund Services, Inc., ("Citco") on August 19, 2003, to provide day-to-day accounting and administrative services to the Funds including, but not limited to, accounting, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Citco receives an annual fee that is the greater of $175,000 or an asset-based fee that declines as the aggregate assets of the Funds increase: 0.10% of the Funds' first $400 million in assets; 0.04% of the Funds' assets in excess of $400 million up to $600 million; and 0.03% of the Funds' assets in excess of $600 million. Citco is currently earning the minimum fee.

On behalf of each Fund, the Trust has entered into a Distribution Agreement with Citco Mutual Fund Distributors, Inc. (the "Distributor") on August 19, 2003 to serve as the Funds' principal underwriter. By serving as the principal underwriter for the Funds, the Distributor facilitates the distribution of the Funds' shares. For its services, Citco Mutual Fund Distributors, Inc. receives $5,000 annually from the Trust. This amount is credited back against the fees paid under the Mutual Fund Services Agreement to Citco.

Total fees earned by Citco and the Distributor during the six month period ending June 30, 2004 for the Government Bond Fund, Growth Equity Fund and the Value Equity Fund were $50,420, $27,826, and $9,007, respectively. At June 30, 2004, the Government Bond Fund, Growth Equity Fund and Value Equity Fund owed Citco $9,651, $3,487 and $1,269, respectively. Two officers of the Funds are also employees of Citco.

Investors Bank & Trust Company serves as the custodian for each Fund, for which it receives a fee from each Fund at an annual rate as follows: 0.01% of the average daily net assets of the Fund for the first $100 million in Fund assets and 0.005% of the average daily net assets of the Fund for the remaining Fund assets. The custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

At the January 30, 2004 special meeting of shareholders the shareholders approved the conversion of the Shareholder Service Plan into a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with no change in the amount that each Fund pays under the plans. Under this plan, each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Fund's average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Fund's shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund's shares, including personal services provided to prospective and existing shareholders. Total fees incurred under both plans during the period ended June 30, 2004


                                       22                         Memorial Funds

--------------------------------------------------------------------------------

JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

for the Government Bond Fund, Growth Equity Fund and Value Equity Fund were $34,832, $17,944, and $5,910, respectively.

A trustee and officers of the Trust are also officers of the Adviser.

Each Trustee who is not an "affiliated person" as defined in the Act receives from the Trust an annual fee of $5,000 plus out of pocket expenses. In addition, each Trustee receives $500 per meeting attended.

NOTE 4. WAIVER OF FEES AND ADVISER REIMBURSEMENTS

The Adviser, under certain circumstances, may waive advisory fees and reimburse certain expenses of the Funds. The Adviser has agreed to pay expenses in excess of 1.00% for the Government Bond Fund and 1.25% for the Growth Equity Fund and the Value Equity Fund, including all fees paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses. For the six month period ended June 30, 2004, Parkway Advisors, L.P. has waived fees and reimbursed the Funds for expenses as follows:

                                                             ADVISER
                                      WAIVER OF FEES      REIMBURSEMENTS
                                      --------------      --------------
Government Bond Fund                     $20,982             $23,050
Growth Equity Fund                        14,432              17,251
Value Equity Fund                          9,765               3,456

At June 30, 2004, the Government Bond Fund and Growth Equity Fund had amounts due from Adviser of $3,131 and $2,753, respectively.

NOTE 5. SECURITIES TRANSACTIONS

The aggregate cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the six month period ended June 30, 2004, was as follows:

                                    PURCHASES                           SALES
                          -----------------------------     ------------------------------
                          U.S. GOVERNMENT      OTHER        U.S. GOVERNMENT       OTHER
                          ---------------    ----------     ---------------     ----------
Government Bond Fund        $18,947,920      $7,850,181        $2,989,085       $       --
Growth Equity Fund                   --       7,845,458                --        5,529,593
Value Equity Fund                    --       3,100,381                --        1,728,948


For Federal income tax purposes, the tax cost basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation (depreciation) as of June 30, 2004 were as follows:

                                                                                                NET
                                                       GROSS               GROSS            UNREALIZED
                                                     UNREALIZED         UNREALIZED         APPRECIATION
                                  TAX COST          APPRECIATION        DEPRECIATION      (DEPRECIATION)
                                  --------          ------------        ------------      --------------
Government Bond Fund            $43,666,549          $  104,548          $(435,566)         $(331,018)
Growth Equity Fund               15,048,007           1,452,940           (846,828)           606,112
Value Equity Fund                 5,151,142             687,883           (142,851)           545,032


                                       23                         Memorial Funds

--------------------------------------------------------------------------------

JUNE 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Differences between book costs and tax costs represent post-October losses of $27,129 for the Government Bond Fund, deferral of wash sales of $56,374 for the Growth Equity Fund, and deferral of wash sales of $59,525 for the Value Equity Fund.

NOTE 6. SECURITIES LENDING

As of June 30, 2004, the Government Bond Fund and Growth Equity Fund have loaned securities in return for securities and cash collateral, which was invested in various short-term fixed income securities such as repurchase agreements, commercial paper and government and corporate notes and bonds. The risks to the Funds from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called by the Fund. The value of the securities on loan and the value of the related collateral were as follows:

                                          SECURITIES        COLLATERAL
                                          ----------        ----------
Government Bond Fund                      $3,314,398        $3,390,000
Growth Equity Fund                         1,748,750         1,809,950


NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2003, the tax basis components of distributable earnings were as follows:

                                                                      NET
                           UNDISTRIBUTED         NET              UNREALIZED
                             ORDINARY        UNDISTRIBUTED       APPRECIATION
                              INCOME          CAPITAL LOSS      (DEPRECIATION)      NET EARNINGS
                           -------------     -------------      --------------      ------------
Government Bond Fund             --           $ (379,598)          $ 39,011         $ (340,587)
Growth Equity Fund               --            (4,834,23)           600,519          (4,233,71)
Value Equity Fund                --            (1,561,53)           603,157           (958,378)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

The tax composition of dividends paid during the six month period ended June 30, 2004 was as follows:

                                            ORDINARY INCOME
                                            ---------------
Government Bond Fund                           $375,427
Growth Equity Fund                                   --
Value Equity Fund                                28,236


The tax composition of dividends paid during the year ended December 31, 2003 was as follows:

                                             ORDINARY INCOME
                                             ---------------
Government Bond Fund                            $616,608
Growth Equity Fund                                 5,841
Value Equity Fund                                 47,156


                                       24                         Memorial Funds

--------------------------------------------------------------------------------

MEMORIAL FUNDS
JUNE 30, 2004
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
================================================================================

                                                                                                      NUMBER OF
                                             TERM OF                                                PORTFOLIOS IN         OTHER
                                            OFFICE AND                                                 COMPLEX        DIRECTORSHIPS
                            POSITION(S)     LENGTH OF             PRINCIPAL OCCUPATION(S)            OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE       WITH FUND      TIME SERVED            FOR THE LAST FIVE YEARS              DIRECTOR          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
-----------------------------------------------------------------------------------------------------------------------------------
Carl Clayton Peterson*      President      Indefinite      Parkway Advisors, L.P., CEO from                3                None
6550 Directors Parkway      and Trustee    until           04/01 to present; Directors
Abilene, Texas 79606                       successor       Investment Group, Inc., Director
44                                         elected and     from 04/03 to present; Parkway
                                           qualified;      Advisors Group, Inc. and Parkway
                                           11/29/2002      Advisors Holdings, Inc., President
                                           to present      from 04/01 to present; Citco Mutual
                                                           Fund Distributors, Inc., Registered
                                                           Representative 09/03 to present;
                                                           InCap Securities, Inc., Registered
                                                           Representative 11/02 to 08/03;
                                                           Citizens Bank, N.A., Advisory
                                                           Board Member from 06/99 to 04/01;
                                                           Directors Air Corporation, Vice
                                                           President/CFO from 12/96 to 04/01;
                                                           Directors Capital Ventures, Inc.,
                                                           Directors Financial Management,
                                                           L.P., Directors Real Estate
                                                           Management, L.P., Directors Real
                                                           Estate Management, L.P., and
                                                           Directors Travel, L.P., Vice
                                                           President/CFO from 12/95 to 04/01;
                                                           Directors Holding Corporation and
                                                           Directors Investment Group, Inc.,
                                                           Vice President/CFO from 11/91
                                                           to 04/01; Funeral Agency, Inc.,
                                                           Accountant from 09/89 to 04/01;
                                                           Funeral Directors Life Insurance Co.,
                                                           Vice President/CFO from 08/88 to
                                                           04/01; Abilene Fireman's Relief and
                                                           Retirement Fund, Trustee from 05/97
                                                           to 06/00; Affiliated Funeral Supply
                                                           Co., Accountant from 02/89 to 11/96.
-----------------------------------------------------------------------------------------------------------------------------------


                                       25                         Memorial Funds

--------------------------------------------------------------------------------

MEMORIAL FUNDS
JUNE 30, 2004
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (CONTINUED)
================================================================================

                                                                                                       NUMBER OF
                                             TERM OF                                                PORTFOLIOS IN         OTHER
                                            OFFICE AND                                                 COMPLEX        DIRECTORSHIPS
                            POSITION(S)     LENGTH OF             PRINCIPAL OCCUPATION(S)            OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE       WITH FUND      TIME SERVED            FOR THE LAST FIVE YEARS              DIRECTOR          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS: (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
Paul B. Ordonio             Vice           Indefinite      Parkway Advisors, L.P., Vice                     3               None
6550 Directors Parkway      President      until           President & Counsel from 08/02 to
Abilene, Texas 79606        and            successor       present; Parkway Advisors Group,
37                          Secretary      elected and     Inc., Vice President and Counsel
                                           qualified:      from 08/02 to present; Aftermath
                                           11/29/2002      Consulting, Inc., Director from
                                           to present      05/02 to present; P.O. Properties,
                                                           Inc., Vice President from 06/99 to
                                                           present; WordWise Document
                                                           Services, LLC, President from
                                                           08/97 to present; Ordonio & Assoc.,
                                                           President from 11/97 to present;
                                                           Citco Mutual Fund Distributors,
                                                           Inc., Registered Representative
                                                           09/03 to present; InCap Securities,
                                                           Inc., Registered Representative
                                                           11/02 to 08/03; MGL Consulting
                                                           Corporation, Vice President,
                                                           Counsel and Senior Associate from
                                                           01/99 to 08/02; Wetzel, Henri &
                                                           Drucker, LLP, Associate Attorney
                                                           from 06/95 to 11/97.
-----------------------------------------------------------------------------------------------------------------------------------
Thomas W. Alesi             Vice           Indefinite      American Healthcare, 06/04 to                    3               None
6550 Directors Parkway      President      until           present; Citco Mutual Fund
Abilene, Texas 79606        and Chief      successor       Distributors, Inc., Registered
45                          Financial      elected and     Representative 09/03 to present;
                            Officer        qualified;      Parkway Advisors, L.P., Vice
                                           8/19/2003       President of Corporate Development
                                           to present      from 07/02 to 05/04; Parkway
                                                           Advisors Group, Inc., Vice President
                                                           from 05/04 to present; InCap
                                                           Securities, Inc., Registered
                                                           Representative from 01/03 to 10/03;
                                                           American Data Source, Inc., Vice
                                                           President & Chief Operating Officer
                                                           from 05/95 to 06/02. Mr. Alesi is a
                                                           Certified Public Accountant and
                                                           received a Bachelor of Science
                                                           degree in Accounting in 1981 from
                                                           LaSalle University.
-----------------------------------------------------------------------------------------------------------------------------------

                                       26                         Memorial Funds

--------------------------------------------------------------------------------

MEMORIAL FUNDS
JUNE 30, 2004
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (CONTINUED)
================================================================================

                                                                                                       NUMBER OF
                                             TERM OF                                                PORTFOLIOS IN         OTHER
                                            OFFICE AND                                                 COMPLEX        DIRECTORSHIPS
                            POSITION(S)     LENGTH OF             PRINCIPAL OCCUPATION(S)            OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE       WITH FUND      TIME SERVED            FOR THE LAST FIVE YEARS              DIRECTOR          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------
 Larry Joe Anderson** +     Trustee        Indefinite      Certified Public Accountant,                    3                None
 4208 College Avenue                       until           Anderson & West, P. C.,
 Snyder, Texas 79549                       successor       January 1985 to present.
 56                                        elected and
                                           qualified;
                                           11/29/2002
                                           to present
-----------------------------------------------------------------------------------------------------------------------------------
 Brian Joseph Green** +     Trustee        Indefinite      Restaurateur, Cypress Street Station,           3                None
 158 Cypress                               until           February 1993 to present.
 Abilene, Texas 79601                      successor
 46                                        elected and
                                           qualified;
                                           11/29/2002
                                           to present
-----------------------------------------------------------------------------------------------------------------------------------
 Charles Michael Kinard     Trustee        Indefinite      Retired since 1998; Senior Vice-                3                None
 */** +                                    until           President and Trust Officer, First
 1725 Richland Drive                       successor       National Bank of Abilene to
 Abilene, Texas 79601                      elected and     December 1998.
 61                                        qualified;
                                           11/29/2002
                                           to present
-----------------------------------------------------------------------------------------------------------------------------------

* Member of the Valuation Committee, which is responsible for determining and monitoring the value of the Funds' assets. The valuation Committee was not required to meet during the Trust's most recent fiscal year.

** Member of the Nominating Committee, which is responsible for overseeing the composition of both the Board as well as the various committees of the Trust to ensure that these positions are filled by competent and capable candidates. The Nominating Committee did not meet during the Trust's most recent fiscal year. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees.

+ Member of the Audit Committee, which is responsible for meeting with the Trust's independent certified public accountants to: (a) review the arrangements and scope of any audit; (b) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit;
    (c) consider the accountants' comments with respect to the Trust's financial policies, procedures and internal accounting controls; and (d) review any form of opinion the accountants propose to render to the Trust. The Audit Committee met twice during the Trust's most recent fiscal year.


                                       27                         Memorial Funds

                               THE MEMORIAL FUNDS

                                PRIVACY STATEMENT

At the Memorial Funds, we are committed to protecting your financial privacy.

The personal information that we have about you comes directly from you. You disclosed much of this information on your mutual fund account application or we may have contacted you by telephone or mail for additional information.

We keep information about the investments you purchase, transaction and payment history. We may in extreme cases collect personal information from outside sources, including consumer reporting agencies.

We do not sell shareholder information to anyone. We do not disclose your personal information to companies or organizations not affiliated with us. We may use your personal information to communicate with you about your investments. In addition, we may, as permitted by law and without your prior permission, provide personal information about you contained in our records or files to persons or organizations such as:

      o Persons who perform business functions for us, such as third partiers that provide assistance in processingand servicing your account;

      o     The Fund's investment adviser; and

      o     Regulatory or law-enforcement authorities

We recognize the need to provide protection against unauthorized access to the information we collect, including that held in an electronic format on our computer systems. We maintain physical, electronic, and organizational safeguards to protect your personal information. We continually review our policies and practices, monitor our computer networks and test the strength of our security in order to help us ensure the safety of shareholder information.

The Funds consider privacy a fundamental right of shareholders and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers. If you believe that any information about you is not accurate, please let us know.


                                       28                         Memorial Funds

                               THE MEMORIAL FUNDS

INVESTMENT ADVISER
            Parkway Advisors, L.P.
            6550 Directors Parkway
            Abilene, TX 79606


SHAREHOLDER SERVICING AGENT
            Parkway Advisors Group, Inc.
            6550 Directors Parkway
            Abilene, TX 79606


DISTRIBUTOR
            Citco Mutual Fund Distributors
            83 General Warren Blvd.
            Suite 200
            Malvern, PA 19355


TRANSFER AGENT & DIVIDEND DISBURSING AGENT
            Citco Mutual Fund Services, Inc.
            83 General Warren Blvd.
            Suite 200
            Malvern, PA 19355




This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

ITEM 2.  CODE OF ETHICS.

Not applicable at this time

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of August 17, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

      (a) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Memorial Funds.

By (Signature and Title)* /s/ Carl C. Peterson            PRESIDENT
                          ----------------------------    ---------
                          Carl C. Peterson

Date   08/31/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Carl C. Peterson           PRESIDENT
                          ----------------------------
                          Carl C. Peterson

Date  08/31/2004

By (Signature and Title)* /s/ Thomas W. Alesi            Chief Financial Officer
                          ----------------------------
                          Thomas W. Alesi

Date  08/31/2004

* Print the name and title of each signing officer under his or her signature.


                                      -5-